ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2023
Adoption Of New And Revised Standards And Interpretations [Abstract]
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS [Text Block]

4. ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

In February 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements - IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on applying materiality judgments to accounting policy disclosures. The amendments are effective for annual periods beginning on or after January 1, 2023, with early adoption permitted. These amendments do not have a material effect on our consolidated financial statements. Management reviewed the accounting policies and made updates to the information disclosed in Material accounting policies (2022: Significant accounting policies) in certain instances in line with the amendments.

In October 2022, the IASB issued amendments to IAS 1, Presentation of Financial Statements - Classification of Liabilities as Current or Non-Current and Noncurrent Liabilities with Covenants. These amendments increase the disclosure required to enable users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within 12 months. The amendments are effective January 1, 2024, with early adoption permitted. Retrospective application is required on adoption. We do not expect these amendments to have a material effect on our consolidated financial statements, however, we do expect an increase to the accounting information disclosed.

As of December 31, 2023, there are no other IFRS or IFRIC interpretations with future effective dates that are expected to have a material impact on the Company.